NOTES PAYABLE (Details by lender) - USD ($)	Nov. 30, 2022	May 31, 2022
Debt Instrument [Line Items]
Notes Payable, Noncurrent	$ 1,445,431	$ 1,425,997
Debt Instrument, Unamortized Discount (Premium), Net	(48,830)	(6,889)
Notes and Loans Payable	1,396,601	1,419,108
Lender A [Member]
Debt Instrument [Line Items]
Notes Payable, Noncurrent	458,014	458,014
Lender B [Member]
Debt Instrument [Line Items]
Notes Payable, Noncurrent	170,212	170,212
Other Lenders 14 [Member]
Debt Instrument [Line Items]
Notes Payable, Noncurrent	$ 817,205	$ 797,771